Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Inputs Liablities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 6,701,570	₩ 7,789,263
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others
Fair value	₩ 90,785	₩ 437,662
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.57%	13.79%
Correlation Coefficient	58.46%	60.02%
Stock and index | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	58.87%	52.45%
Correlation Coefficient	100.00%	77.96%
Derivative linked securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others
Fair value	₩ 6,172,518	₩ 7,028,486
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.51%	1.00%
Correlation Coefficient	58.46%	60.02%
Derivative linked securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	65.13%	107.11%
Correlation Coefficient	100.00%	89.73%
Others
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form
Fair value	₩ 438,267	₩ 323,115
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Others | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	0.51%	4.49%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	26.00%	60.02%
Discount Rate Unobservable Inputs Liabilities	3.70%	5.07%
Others | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	57.61%	107.11%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	100.00%	89.73%
Discount Rate Unobservable Inputs Liabilities	3.74%	5.19%